Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
U.S. Federal income tax rate (in percent)	4.00%
U.S. source gross transportation income (as percentage of gross shipping income for transportation that begins or ends in the United States)	50.00%
GasLog Partners LP
Taxation
U.S. source gross transportation tax expense	$ 1,529	$ 1,357	$ 1,300
Wholly owned subsidiaries
Taxation
U.S. source gross transportation tax expense	2,730	3,300	0
U.S. source gross transportation tax, accrual reversals from prior years	$ 3,300	$ 0	$ 0